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                               ING PARTNERS, INC.

                          ING SOLUTION INCOME PORTFOLIO
                           ING SOLUTION 2015 PORTFOLIO
                           ING SOLUTION 2025 PORTFOLIO
                           ING SOLUTION 2035 PORTFOLIO
                           ING SOLUTION 2045 PORTFOLIO

                       to the Initial Class Prospectus and
                 the Service Class and Adviser Class Prospectus
                            Each Dated April 29, 2005

     Effective August 29, 2005, pursuant to the Manager-of-Manager's exemptive relief received from the U.S. Securities and Exchange Commission, Wells Capital Management, Inc. ("Wells Capital Management") has been appointed to replace Jennison Associates LLC as portfolio manager to the Portfolio. In connection with this portfolio manager change, ING Jennison Equity Opportunities Portfolio has changed its name to ING Wells Fargo Mid Cap Disciplined Portfolio. All references to "ING Jennison Equity Opportunities Portfolio" and "Jennison Associates LLC" are hereby deleted and replaced with "ING Wells Fargo Mid Cap Disciplined Portfolio" and "Wells Capital Management," respectively. Effective August 29, 2005, the Portfolio's principal investment strategies are be changed in order to align them with Wells Capital Management's style.

     The "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" chart as it applies to the row describing the Portfolio in the Initial Class Prospectus and Service Class and Adviser Class Prospectus, is hereby deleted and replaced with the following. The chart (except as revised below) remains unchanged for the other underlying funds.

      INVESTMENT
   ADVISER/PORTFOLIO                                     INVESTMENT
       MANAGER                   UNDERLYING FUND          OBJECTIVE          MAIN INVESTMENTS          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:           ING Wells Fargo Mid     Long-term          Invests at least 80%      Active or
Directed Services, Inc.       Cap Disciplined         capital growth.    of its net assets         frequent trading
                              Portfolio                                  (plus borrowings for      risk, foreign
PORTFOLIO MANAGER:                                                       investment purposes)      investment risk,
Wells Capital Management                                                 in securities of          manager risk,
                                                                         mid-capitalization        market and
                                                                         companies found within    company risk,
                                                                         the range of companies    market
                                                                         comprising the Russell    capitalization
                                                                         Midcap(R) Value Index at  risk, mid-cap
                                                                         the time of purchase.     company risk,
                                                                         May invest in any         sector risk,
                                                                         sector and may            securities
                                                                         emphasize one or more     lending risk,
                                                                         particular sectors.       small company
                                                                         May invest up to 25%      risk, and value
                                                                         of its assets in          investing risk.
                                                                         foreign securities and
                                                                         loan up to 33 1/3% of
                                                                         its total assets.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.